Investments and Long-lived Assets	12 Months Ended
Dec. 31, 2017
Investments, All Other Investments [Abstract]
Investments and Long-lived Assets

NOTE 4 – INVESTMENTS AND LONG-LIVED ASSETS

Land

Upon purchasing land, the value is recorded at the purchase price or fair value, whichever is more accurate. Costs incurred to prepare the land for the intended purpose, which is efficient irrigated farming, is also capitalized in the recorded cost of the land. No amortization or depreciation is taken on Land. However, the land is reviewed by management at least once per year to ascertain if a further analysis is necessary for any potential impairments.

Water rights and infrastructure

The Company has acquired both direct flow water rights and water storage rights. We have obtained water rights through the purchase of shares in a mutual ditch company, which we did with our purchase of shares in HCIC, or through the purchase of an entity holding water rights, which we did with our purchase of the Orlando. The Company may also acquire water rights through outright purchase. In all cases, such rights are recognized under decrees of the Colorado water court and administered under the jurisdiction of the Office of the State Engineer.

Upon purchasing water rights, the value is recorded at our purchase price. If a majority interest is acquired in a company holding water assets (potentially with other assets including water delivery infrastructure, right of ways, and land), the Company determines the fair value of the assets. To assist with the valuation, the Company may consider reports from a third-party valuation firm. If the value of the water rights is greater than what the Company paid then a bargain purchase gain is recognized. If the value of the water assets are less than what the Company paid then goodwill is recognized.

Subsequent to purchase, management periodically evaluates the carrying value of its assets, and if the carrying value is in excess of fair market value, the Company will establish an impairment allowance. Currently, there $6,930,000 in impairments on the Company’s land and water rights. No amortization or depreciation is taken on the water rights.

Construction in progress

During the year ended December 31, 2016, the Company transferred, as a partial completion, $3,315,000 into the first greenhouse. The Company has expended $8,922,000 on greenhouses 1 and 2. Management’s current plan is to complete greenhouse 2 to be 90,000 square feet with an associated 15,000 square foot warehouse.

	Year ended December 31,
	2017	2016
Beginning balance	$3,520,000	$4,684,000
Additions	506,000	2,495,000
Finished - Transferred	(665,000)	(3,659,000)
Ending Balance	$3,361,000	$3,520,000